Fair Value of Financial Instruments - Schedule of Asset Liability Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	$ 51,496	$ 92,858	$ 159,141
Total Liabilities	21,371	3,047	4,272
Money Market funds in Cash and Cash Equivalents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money Market funds in Cash and Cash Equivalents	51,496	92,858	159,141
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	51,496	92,858	159,141
Level 1 [Member] | Money Market funds in Cash and Cash Equivalents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money Market funds in Cash and Cash Equivalents	51,496	92,858	159,141
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities	21,371	3,047	4,272
Restricted Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted Stock and Warrants	21,371	3,047	350
Restricted Stock [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted Stock and Warrants	$ 21,371	$ 3,047	350
Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted Stock and Warrants			3,922
Warrant [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted Stock and Warrants			$ 3,922